Net Income Per Common Share - Schedule of Computation of Net Income Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net income (loss)	$ (13,236)	$ 102,220	$ 32,619	$ 29,162	$ 21,287
Income allocated to participating securities			0	0	0
Numerator for basic net income (loss) per unit	(13,236)	102,220	32,619	29,162	21,287
Plus: Net income (loss) attributable to non controlling interest		(58,875)
Net income (loss) attributable to biote Corp. stockholders (diluted)	$ (13,236)	$ 43,345	$ 32,619	$ 29,162	$ 21,287
Denominator
Weighted average shares outstanding (basic)	7,605,031	7,596,379
Effect of potentially dilutive securities			0	0	0
Weighted average shares outstanding (diluted)	7,605,031	58,147,427
Net income (loss) per common share
Basic	$ (1.74)	$ 13.46
Diluted	$ (1.74)	$ 0.75
Weighted average shares outstanding - Basic	7,605,031	7,596,379
Weighted average shares outstanding - Diluted	7,605,031	58,147,427
RSUs
Denominator
Effect of potentially dilutive securities		1,745,056
Stock Options
Denominator
Effect of potentially dilutive securities		240,168
Class A, Class AA, and Class AAA
Numerator
Class A, AA, and AAA			$ 0	$ 0	$ 0
Denominator
Weighted average shares outstanding (basic)			979,800	979,800	979,800
Effect of potentially dilutive securities			0	0	0
Weighted average shares outstanding (diluted)			979,800	979,800	979,800
Net income (loss) per common share
Basic			$ 33.29	$ 29.76	$ 21.73
Diluted			$ 33.29	$ 29.76	$ 21.73
Weighted average shares outstanding - Basic			979,800	979,800	979,800
Weighted average shares outstanding - Diluted			979,800	979,800	979,800
Percentage Allocated To Common Members			100.00%	100.00%	100.00%
Class V Common Stock [Member]
Denominator
Effect of potentially dilutive securities		48,565,824